Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	$ 3,039	$ 4,034
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Disclosure of detailed information about intangible assets [line items]
Amortisation period	2 years
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Disclosure of detailed information about intangible assets [line items]
Amortisation period	13 years